Intermediate Bond Fund of America®
Investment portfolio
May 31, 2019
unaudited
Bonds, notes & other debt instruments 93.09% U.S. Treasury bonds & notes 48.46% U.S. Treasury 44.10%	Principal amount (000)	Value (000)
U.S. Treasury 1.375% 2019	$ 5,000	$ 4,985
U.S. Treasury 1.50% 2019	44,000	43,819
U.S. Treasury 1.50% 2019	5,000	4,983
U.S. Treasury 1.625% 2019	16,000	15,982
U.S. Treasury 1.625% 2019	9,000	8,964
U.S. Treasury 1.75% 2019	4,000	3,992
U.S. Treasury 1.875% 2019	14,000	13,964
U.S. Treasury 1.25% 2020	18,000	17,875
U.S. Treasury 1.375% 2020	42,000	41,649
U.S. Treasury 1.375% 2020	17,156	16,997
U.S. Treasury 1.375% 2020	3,000	2,976
U.S. Treasury 1.375% 2020	2,000	1,986
U.S. Treasury 1.375% 2020	1,000	993
U.S. Treasury 1.50% 2020	131,700	130,769
U.S. Treasury 1.50% 2020	29,140	28,939
U.S. Treasury 1.75% 2020	138,920	138,352
U.S. Treasury 2.00% 2020	144,430	144,385
U.S. Treasury 2.25% 2020	39,000	38,988
U.S. Treasury 2.75% 2020	57,000	57,496
U.S. Treasury 2.875% 2020	320,175	323,819
U.S. Treasury 8.75% 2020	12,200	12,966
U.S. Treasury 1.125% 2021[1]	150,000	147,808
U.S. Treasury 1.125% 2021	93,876	92,266
U.S. Treasury 1.125% 2021	42,500	41,830
U.S. Treasury 1.25% 2021	40,000	39,491
U.S. Treasury 1.375% 2021	155,220	153,645
U.S. Treasury 1.375% 2021	50,000	49,451
U.S. Treasury 1.75% 2021	150,000	149,440
U.S. Treasury 2.00% 2021	75,000	75,137
U.S. Treasury 2.00% 2021	26,700	26,782
U.S. Treasury 2.25% 2021	30,000	30,150
U.S. Treasury 2.375% 2021	4,000	4,029
U.S. Treasury 2.50% 2021	76,000	76,667
U.S. Treasury 2.50% 2021	20,000	20,162
U.S. Treasury 2.875% 2021	12,500	12,778
U.S. Treasury 3.625% 2021	5,400	5,547
U.S. Treasury 8.00% 2021	20,000	22,892
U.S. Treasury 1.75% 2022	100,000	99,586
U.S. Treasury 1.75% 2022	23,300	23,210
U.S. Treasury 1.875% 2022	400,000	399,808
U.S. Treasury 1.875% 2022	89,000	88,980
U.S. Treasury 1.875% 2022	70,000	69,954
U.S. Treasury 1.875% 2022	50,000	50,003
U.S. Treasury 1.875% 2022	50,000	49,981
U.S. Treasury 2.00% 2022	526,400	528,132
U.S. Treasury 2.00% 2022	44,060	44,205
Intermediate Bond Fund of America — Page 1 of 21

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.125% 2022	$ 60,000	$ 60,470
U.S. Treasury 2.25% 2022	55,000	55,556
U.S. Treasury 1.25% 2023	30,300	29,497
U.S. Treasury 1.375% 2023	9,000	8,795
U.S. Treasury 1.50% 2023	72,620	71,562
U.S. Treasury 1.625% 2023	109,456	108,249
U.S. Treasury 2.375% 2023	115,000	116,904
U.S. Treasury 2.50% 2023	550,855	562,957
U.S. Treasury 2.50% 2023	45,244	46,309
U.S. Treasury 2.625% 2023	246,711	253,084
U.S. Treasury 2.625% 2023	155,000	159,323
U.S. Treasury 2.625% 2023	105,000	108,192
U.S. Treasury 2.75% 2023	120,000	123,791
U.S. Treasury 2.75% 2023	100,000	103,317
U.S. Treasury 2.875% 2023	252,000	262,347
U.S. Treasury 2.875% 2023	160,900	167,328
U.S. Treasury 7.125% 2023	15,000	17,787
U.S. Treasury 1.875% 2024	19,500	19,437
U.S. Treasury 2.00% 2024	40,000	40,158
U.S. Treasury 2.125% 2024	426,625	430,320
U.S. Treasury 2.125% 2024	63,000	63,559
U.S. Treasury 2.125% 2024	60,000	60,515
U.S. Treasury 2.125% 2024	15,000	15,132
U.S. Treasury 2.25% 2024	654,106	663,918
U.S. Treasury 2.25% 2024	49,600	50,296
U.S. Treasury 2.375% 2024	278,000	283,741
U.S. Treasury 2.50% 2024	644,279	660,599
U.S. Treasury 2.50% 2024	122,000	125,240
U.S. Treasury 2.75% 2024	50,000	51,843
U.S. Treasury 2.625% 2025	150,000	155,640
U.S. Treasury 2.75% 2025	175,000	182,703
U.S. Treasury 2.875% 2025	130,000	136,828
U.S. Treasury 2.25% 2026	22,000	22,322
U.S. Treasury 2.375% 2026	8,000	8,183
U.S. Treasury 2.50% 2026	50,000	51,517
U.S. Treasury 2.625% 2026	30,000	31,134
U.S. Treasury 2.375% 2029	7,500	7,662
		8,673,028
U.S. Treasury inflation-protected securities 4.36%
U.S. Treasury Inflation-Protected Security 0.625% 2023[2]	237,896	240,342
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	95,473	96,858
U.S. Treasury Inflation-Protected Security 0.625% 2026[2]	106,963	108,938
U.S. Treasury Inflation-Protected Security 0.375% 2027[2]	119,419	119,570
U.S. Treasury Inflation-Protected Security 0.50% 2028[2]	24,264	20,824
U.S. Treasury Inflation-Protected Security 2.125% 2041[2]	1,265	1,640
U.S. Treasury Inflation-Protected Security 0.75% 2042[1,2]	147,498	149,182
U.S. Treasury Inflation-Protected Security 1.375% 2044[1,2]	92,694	106,251
U.S. Treasury Inflation-Protected Security 1.00% 2046[1,2]	12,872	13,658
		857,263
Total U.S. Treasury bonds & notes		9,530,291
Intermediate Bond Fund of America — Page 2 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes 22.47% Financials 6.93%	Principal amount (000)	Value (000)
ABN AMRO Bank NV 2.65% 2021[3]	$33,500	$33,534
ACE INA Holdings Inc. 2.30% 2020	3,075	3,074
ACE INA Holdings Inc. 2.875% 2022	1,060	1,074
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[4]	45,817	46,847
Bank of America Corp. 3.864% 2024 (3-month USD-LIBOR + 0.94% on 7/23/2023)[4]	9,900	10,270
Barclays Bank PLC 4.61% 2023 (3-month USD-LIBOR + 1.40% on 2/15/2022)[4]	30,000	30,719
Barclays Bank PLC 3.65% 2025	10,000	9,835
Barclays Bank PLC 4.375% 2026	10,000	10,132
BB&T Corp. 2.25% 2020	17,500	17,454
Berkshire Hathaway Finance Corp. 1.30% 2019	15,000	14,961
BNP Paribas 5.00% 2021	8,000	8,304
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 4.601% 2019[3,5,6,7]	903	902
CBOE Holdings, Inc. 1.95% 2019	12,500	12,493
Charles Schwab Corp. 3.85% 2025	10,825	11,444
Citigroup Inc. 3.142% 2023 (3-month USD-LIBOR + 0.722% on 1/4/2022)[4]	20,950	21,083
Citigroup Inc. 4.044% 2024 (3-month USD-LIBOR + 1.023% on 6/1/2023)[4]	10,000	10,398
Cooperatieve Rabobank UA 2.75% 2023	20,000	20,046
Crédit Agricole SA 4.375% 2025[3]	3,025	3,111
Credit Suisse Group AG 3.00% 2021	10,500	10,579
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[3,4]	21,863	21,770
Credit Suisse Group AG 3.80% 2023	16,500	16,915
Credit Suisse Group AG 4.282% 2028[3]	1,829	1,879
Danske Bank AS 2.80% 2021[3]	14,698	14,668
Danske Bank AS 2.70% 2022[3]	10,000	9,929
Danske Bank AS 3.875% 2023[3]	15,000	15,064
DNB Bank ASA 2.125% 2020[3]	5,200	5,175
DNB Bank ASA 2.375% 2021[3]	20,000	19,917
Ford Motor Credit Co. 3.81% 2024	6,650	6,461
Goldman Sachs Group, Inc. 5.25% 2021	3,560	3,745
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[4]	53,100	53,198
Goldman Sachs Group, Inc. 3.625% 2024	15,000	15,394
Groupe BPCE SA 5.70% 2023[3]	2,245	2,423
Groupe BPCE SA 5.15% 2024[3]	5,300	5,614
Guardian Life Global Funding 2.90% 2024[3]	21,285	21,600
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)[4]	6,315	6,331
HSBC Holdings PLC 3.262% 2023 (3-month USD-LIBOR + 1.055% on 3/13/2022)[4]	3,500	3,529
HSBC Holdings PLC 3.95% 2024 (3-month USD-LIBOR + 0.987% on 5/18/2023)[4]	2,950	3,042
HSBC Holdings PLC 3.803% 2025 (3-month USD-LIBOR + 1.211% on 3/11/2024)[4]	5,360	5,474
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[4]	31,655	32,943
Intesa Sanpaolo SpA 5.017% 2024[3]	3,166	3,004
Intesa Sanpaolo SpA 3.875% 2027[3]	6,179	5,673
JPMorgan Chase & Co. 2.55% 2020	5,980	5,985
JPMorgan Chase & Co. 2.604% 2021 (3-month USD-LIBOR + 0.28% on 2/1/2020)[4]	12,000	11,993
JPMorgan Chase & Co. 3.797% 2024 (3-month USD-LIBOR + 0.89% on 7/23/2023)[4]	25,000	25,851
JPMorgan Chase & Co. 4.023% 2024 (3-month USD-LIBOR + 1.00% on 12/5/2023)[4]	12,250	12,835
Lloyds Banking Group PLC 4.05% 2023	30,000	30,807
Lloyds Banking Group PLC 4.45% 2025	11,150	11,629
Metropolitan Life Global Funding I 2.00% 2020[3]	830	827
Metropolitan Life Global Funding I 2.40% 2021[3]	22,500	22,440
Metropolitan Life Global Funding I 3.375% 2022[3]	14,850	15,195
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[4]	35,000	36,086
Morgan Stanley 3.125% 2026	3,570	3,549
New York Life Global Funding 1.50% 2019[3]	15,260	15,201
New York Life Global Funding 1.95% 2020[3]	14,125	14,061
Intermediate Bond Fund of America — Page 3 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
New York Life Global Funding 1.95% 2020[3]	$ 7,200	$ 7,174
New York Life Global Funding 1.70% 2021[3]	12,500	12,303
New York Life Global Funding 2.00% 2021[3]	12,274	12,184
New York Life Global Funding 2.875% 2024[3]	25,000	25,372
Nordea Bank AB 1.625% 2019[3]	30,000	29,913
Nordea Bank AB 2.25% 2021[3]	15,000	14,918
PNC Bank 2.00% 2020	14,250	14,191
PNC Bank 2.50% 2021	25,000	25,002
PNC Financial Services Group, Inc. 2.854% 2022[4]	5,000	5,047
Rabobank Nederland 4.625% 2023	10,000	10,530
Royal Bank of Canada 2.125% 2020	10,000	9,983
Royal Bank of Canada 2.80% 2022	50,000	50,396
Royal Bank of Scotland PLC 3.498% 2023 (3-month USD-LIBOR + 1.48% on 5/15/2022)[4]	23,500	23,430
Skandinaviska Enskilda Banken AB 1.875% 2021	13,025	12,795
Skandinaviska Enskilda Banken AB 2.625% 2021	20,975	21,009
Skandinaviska Enskilda Banken AB 2.80% 2022	13,300	13,371
Standard Chartered PLC 2.10% 2019[3]	5,000	4,993
Svenska Handelsbanken AB 1.50% 2019	1,380	1,377
Svenska Handelsbanken AB 2.25% 2019	18,858	18,856
Swedbank AB 2.20% 2020[3]	40,724	40,624
Swedbank AB 2.80% 2022[3]	15,000	14,887
Toronto-Dominion Bank 1.90% 2019	10,000	9,976
Toronto-Dominion Bank 2.55% 2021	20,000	20,061
UniCredit SpA 3.75% 2022[3]	13,650	13,653
UniCredit SpA 6.572% 2022[3]	9,220	9,638
Unum Group 5.625% 2020	1,100	1,142
US Bancorp 2.00% 2020	1,000	997
US Bancorp 2.05% 2020	20,000	19,908
US Bancorp 2.65% 2022	25,000	25,187
US Bancorp 3.40% 2023	37,500	38,818
USAA Capital Corp. 2.625% 2021[3]	19,700	19,799
Wells Fargo & Co. 2.15% 2019	25,000	24,959
Wells Fargo & Co. 2.55% 2020	6,525	6,530
Wells Fargo & Co. 2.625% 2022	40,700	40,607
Wells Fargo & Co. 3.55% 2023	6,500	6,704
		1,362,801
Health care 3.77%
AbbVie Inc. 2.50% 2020	2,285	2,282
Allergan PLC 3.45% 2022	11,400	11,470
Allergan PLC 3.80% 2025	5,917	5,957
AstraZeneca PLC 2.375% 2022	20,000	19,861
AstraZeneca PLC 3.50% 2023	18,850	19,417
Baxalta Inc. 4.00% 2025	1,617	1,699
Bayer US Finance II LLC 3.875% 2023[3]	32,500	33,072
Boston Scientific Corp. 3.45% 2024	17,875	18,385
Bristol-Myers Squibb Co. 2.55% 2021[3]	9,775	9,826
Bristol-Myers Squibb Co. 2.60% 2022[3]	25,000	25,188
Bristol-Myers Squibb Co. 2.90% 2024[3]	72,000	72,993
Bristol-Myers Squibb Co. 3.20% 2026[3]	15,414	15,819
Cigna Corp. 3.75% 2023[3]	40,000	41,071
Cigna Corp. 4.125% 2025[3]	8,415	8,797
CVS Health Corp. 3.35% 2021	10,535	10,644
CVS Health Corp. 4.30% 2028	18,375	18,952
Intermediate Bond Fund of America — Page 4 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
EMD Finance LLC 2.40% 2020[3]	$30,000	$ 29,936
EMD Finance LLC 2.95% 2022[3]	34,620	34,760
EMD Finance LLC 3.25% 2025[3]	41,075	41,330
Gilead Sciences, Inc. 1.85% 2019	7,745	7,732
GlaxoSmithKline PLC 3.125% 2021	29,350	29,725
GlaxoSmithKline PLC 2.85% 2022	10,000	10,101
GlaxoSmithKline PLC 2.875% 2022	27,000	27,310
GlaxoSmithKline PLC 3.375% 2023	775	799
GlaxoSmithKline PLC 3.00% 2024	14,515	14,740
Johnson & Johnson 2.625% 2025	18,035	18,177
Merck & Co., Inc. 2.80% 2023	26,506	26,928
Merck & Co., Inc. 2.90% 2024	13,500	13,799
Pfizer Inc. 2.95% 2024	29,990	30,699
Roche Holdings, Inc. 2.25% 2019[3]	375	375
Roche Holdings, Inc. (3-month USD-LIBOR + 0.34%) 2.941% 2019[3,7]	8,500	8,509
Roche Holdings, Inc. 2.875% 2021[3]	3,025	3,056
Roche Holdings, Inc. 3.35% 2024[3]	2,625	2,720
Roche Holdings, Inc. 3.00% 2025[3]	1,710	1,741
Shire PLC 1.90% 2019	16,360	16,313
Shire PLC 2.40% 2021	14,178	14,057
Shire PLC 2.875% 2023	14,299	14,213
Takeda Pharmaceutical Co., Ltd. 3.80% 2020[3]	6,440	6,537
Takeda Pharmaceutical Co., Ltd. 4.40% 2023[3]	6,049	6,398
Takeda Pharmaceutical Co., Ltd. 5.00% 2028[3]	8,925	9,904
UnitedHealth Group Inc. 2.125% 2021	26,195	26,083
UnitedHealth Group Inc. 3.50% 2024	14,265	14,826
Zimmer Holdings, Inc. 2.70% 2020	14,685	14,669
		740,870
Consumer staples 2.16%
Altria Group, Inc. 3.80% 2024	9,560	9,830
Altria Group, Inc. 4.40% 2026	16,790	17,494
Altria Group, Inc. 4.80% 2029	20,000	20,906
British American Tobacco PLC 2.297% 2020	13,400	13,338
Conagra Brands, Inc. 4.30% 2024	41,980	44,129
Keurig Dr Pepper Inc. 3.551% 2021[3]	14,450	14,678
Keurig Dr Pepper Inc. 4.057% 2023[3]	30,000	31,207
Keurig Dr Pepper Inc. 4.417% 2025[3]	5,321	5,621
Molson Coors Brewing Co. 2.25% 2020	1,275	1,271
Nestle Holdings, Inc. 3.35% 2023[3]	16,750	17,300
Philip Morris International Inc. 2.00% 2020	3,915	3,906
Philip Morris International Inc. 2.90% 2021	8,850	8,929
Philip Morris International Inc. 2.375% 2022	15,175	15,109
Philip Morris International Inc. 2.50% 2022	15,000	15,002
Philip Morris International Inc. 2.625% 2022	1,140	1,144
Philip Morris International Inc. 2.875% 2024	38,500	38,695
Procter & Gamble Co. 1.75% 2019	25,000	24,884
Reckitt Benckiser Group PLC 2.375% 2022[3]	15,025	14,887
Reynolds American Inc. 3.25% 2020	7,355	7,392
Reynolds American Inc. 4.00% 2022	960	988
Reynolds American Inc. 4.45% 2025	5,940	6,176
Unilever Capital Corp. 1.375% 2021	15,000	14,695
Wal-Mart Stores, Inc. 2.35% 2022	2,500	2,500
Wal-Mart Stores, Inc. 3.40% 2023	40,965	42,517
Intermediate Bond Fund of America — Page 5 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Wal-Mart Stores, Inc. 2.85% 2024	$42,500	$ 43,173
WM. Wrigley Jr. Co. 3.375% 2020[3]	9,106	9,186
		424,957
Consumer discretionary 2.05%
Amazon.com, Inc. 3.30% 2021	9,500	9,708
Amazon.com, Inc. 2.80% 2024	9,000	9,138
American Honda Finance Corp. 2.65% 2021	25,000	25,118
American Honda Finance Corp. 2.60% 2022	12,000	12,036
Bayerische Motoren Werke AG 1.45% 2019[3]	20,000	19,944
Bayerische Motoren Werke AG 2.15% 2020[3]	10,000	9,971
Bayerische Motoren Werke AG 3.15% 2024[3]	40,000	40,606
DaimlerChrysler North America Holding Corp. 1.50% 2019[3]	15,000	14,986
DaimlerChrysler North America Holding Corp. 2.45% 2020	5,600	5,585
DaimlerChrysler North America Holding Corp. 2.70% 2020[3]	7,500	7,498
DaimlerChrysler North America Holding Corp. 2.00% 2021[3]	6,100	5,999
DaimlerChrysler North America Holding Corp. 3.00% 2021[3]	30,000	30,118
DaimlerChrysler North America Holding Corp. 3.65% 2024[3]	35,000	36,005
Ford Motor Credit Co. 3.664% 2024	8,170	7,818
Hyundai Capital America 2.55% 2020[3]	12,190	12,152
Hyundai Capital America 2.75% 2020[3]	32,950	32,919
Hyundai Capital America 3.25% 2022[3]	5,008	5,041
Hyundai Capital Services Inc. 2.625% 2020[3]	2,090	2,084
Lowe’s Companies, Inc. 3.65% 2029	5,000	5,070
Starbucks Corp. 2.20% 2020	14,815	14,743
Toyota Motor Credit Corp. 2.15% 2020	2,000	1,997
Toyota Motor Credit Corp. (3-month USD-LIBOR + 0.15%) 2.731% 2020[7]	46,450	46,473
Toyota Motor Credit Corp. 2.15% 2022	7,600	7,544
Toyota Motor Credit Corp. 2.70% 2023	6,275	6,322
Toyota Motor Credit Corp. 3.419% 2023	4,926	5,109
Toyota Motor Credit Corp. 2.90% 2024	5,064	5,161
Toyota Motor Credit Corp. 3.35% 2024	10,010	10,357
Volkswagen Group of America Finance, LLC 4.00% 2021[3]	4,105	4,215
Volkswagen Group of America Finance, LLC 4.25% 2023[3]	9,500	9,861
		403,578
Industrials 1.98%
3M Co. 2.25% 2023	36,739	36,615
3M Co. 3.25% 2024	38,500	39,763
Avolon Holdings Funding Ltd. 3.625% 2022[3]	10,597	10,621
Avolon Holdings Funding Ltd. 3.95% 2024[3]	20,048	19,940
Boeing Co. 2.70% 2022	16,145	16,273
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022	110	117
ERAC USA Finance Co. 2.70% 2023[3]	25,000	24,821
General Dynamics Corp. 3.00% 2021	10,000	10,129
Honeywell International Inc. 1.85% 2021	12,500	12,350
Siemens AG 1.30% 2019[3]	25,000	24,921
Siemens AG 2.15% 2020[3]	2,000	1,993
Siemens AG 1.70% 2021[3]	25,500	25,017
Siemens AG 2.70% 2022[3]	33,250	33,444
Union Pacific Corp. 3.20% 2021	11,010	11,173
Union Pacific Corp. 3.50% 2023	38,750	40,005
Union Pacific Corp. 3.15% 2024	9,803	9,996
United Technologies Corp. 3.65% 2023	39,300	40,796
Intermediate Bond Fund of America — Page 6 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Vinci SA 3.75% 2029[3]	$10,675	$ 11,138
Waste Management, Inc. 2.95% 2024	9,520	9,655
Westinghouse Air Brake Technologies Corp. 4.40% 2024[4]	10,000	10,373
		389,140
Utilities 1.96%
Berkshire Hathaway Energy Co. 2.40% 2020	10,500	10,496
CenterPoint Energy, Inc. 3.60% 2021	25,000	25,571
CMS Energy Corp. 3.00% 2026	2,000	1,979
CMS Energy Corp. 3.45% 2027	3,000	3,054
Consolidated Edison, Inc. 2.00% 2020	11,850	11,798
Dominion Gas Holdings LLC 2.50% 2019	2,975	2,970
Duke Energy Carolinas, Inc. 3.05% 2023	20,000	20,405
Duke Energy Corp. 3.75% 2024	8,200	8,545
Duke Energy Progress, LLC 3.375% 2023	2,525	2,610
Edison International 2.125% 2020	18,000	17,831
Emera US Finance LP 2.70% 2021	2,890	2,881
Enel Finance International SA 2.75% 2023[3]	14,375	14,068
Enel Finance International SA 3.625% 2027[3]	14,000	13,421
Enel Finance International SA 4.875% 2029[3]	3,000	3,096
Eversource Energy 2.50% 2021	16,225	16,207
Eversource Energy 2.375% 2022	1,414	1,409
Exelon Corp. 2.45% 2021	12,840	12,761
Exelon Corp. 3.497% 2022[4]	2,185	2,226
FirstEnergy Corp., Series B, 4.25% 2023	9,215	9,664
Iberdrola Finance Ireland 5.00% 2019[3]	5,000	5,027
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	2,025	2,025
National Rural Utilities Cooperative Finance Corp. 2.90% 2021	27,950	28,224
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	15,750	16,035
NextEra Energy Capital Holdings, Inc. 2.90% 2022	30,007	30,268
NextEra Energy Capital Holdings, Inc. 3.15% 2024	25,760	26,097
Niagara Mohawk Power Corp. 3.508% 2024[3]	3,055	3,184
Oncor Electric Delivery Co. LLC 2.75% 2024[3]	15,000	15,128
Pacific Gas and Electric Co. 3.85% 2023[8]	22,220	20,776
Pacific Gas and Electric Co. 4.25% 2023[3,8]	13,445	12,773
Public Service Co. of Colorado 2.25% 2022	7,000	6,953
Public Service Enterprise Group Inc. 3.50% 2020	15,467	15,691
Public Service Enterprise Group Inc. 2.00% 2021	7,471	7,366
Puget Energy, Inc. 6.50% 2020	4,222	4,456
Virginia Electric and Power Co. 2.95% 2022	4,662	4,702
Virginia Electric and Power Co., Series B, 3.45% 2022	1,334	1,369
Xcel Energy Inc. 2.60% 2022	5,000	5,027
		386,093
Energy 1.51%
BP Capital Markets PLC 3.79% 2024	30,000	31,412
BP Capital Markets PLC 3.52% 2026	10,000	10,270
Canadian Natural Resources Ltd. 2.95% 2023	26,320	26,259
Canadian Natural Resources Ltd. 3.80% 2024	9,750	10,041
Chevron Corp. 2.10% 2021	10,000	9,978
Chevron Corp. 2.498% 2022	15,105	15,162
Enbridge Inc. 2.90% 2022	28,951	28,998
Enbridge Inc. 4.00% 2023	24,995	25,990
Enbridge Inc. 4.25% 2026	980	1,043
Intermediate Bond Fund of America — Page 7 of 21

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Energy Transfer Partners, LP 4.20% 2023	$ 8,105	$ 8,384
Energy Transfer Partners, LP 4.00% 2027	7,250	7,198
Exxon Mobil Corp. 2.222% 2021	15,000	14,996
Kinder Morgan, Inc. 3.05% 2019	3,785	3,789
Saudi Arabian Oil Co. 2.875% 2024[3]	28,614	28,459
Schlumberger BV 3.625% 2022[3]	2,425	2,492
Schlumberger BV 3.75% 2024[3]	15,000	15,454
Shell International Finance BV 2.125% 2020	7,605	7,585
Shell International Finance BV 1.875% 2021	10,000	9,912
Shell International Finance BV 3.50% 2023	36,224	37,739
Statoil ASA 2.75% 2021	2,120	2,141
		297,302
Real estate 0.93%
Alexandria Real Estate Equities, Inc. 3.80% 2026	5,745	5,963
American Campus Communities, Inc. 3.35% 2020	10,000	10,081
American Campus Communities, Inc. 3.75% 2023	6,580	6,743
American Campus Communities, Inc. 4.125% 2024	19,225	20,078
Hospitality Properties Trust 4.50% 2023	3,500	3,620
Kimco Realty Corp. 3.20% 2021	11,085	11,185
Kimco Realty Corp. 3.30% 2025	10,000	10,117
Scentre Group 2.375% 2021[3]	20,430	20,281
Scentre Group 3.25% 2025[3]	2,725	2,713
Scentre Group 3.50% 2025[3]	3,000	3,046
WEA Finance LLC 2.70% 2019[3]	8,885	8,882
WEA Finance LLC 3.25% 2020[3]	21,300	21,453
WEA Finance LLC 3.75% 2024[3]	22,790	23,576
Westfield Corp. Ltd. 3.15% 2022[3]	33,910	34,338
		182,076
Information technology 0.65%
Broadcom Inc. 4.75% 2029[3]	38,500	38,025
Broadcom Ltd. 3.875% 2027	10,960	10,433
International Business Machines Corp. 3.00% 2024	50,000	50,481
Microsoft Corp. 1.10% 2019	9,330	9,307
Visa Inc. 2.15% 2022	15,000	14,938
Visa Inc. 2.80% 2022	4,000	4,064
		127,248
Communication services 0.52%
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2024	30,000	31,359
Comcast Corp. 3.70% 2024	5,860	6,121
Comcast Corp. 3.95% 2025	25,105	26,609
Deutsche Telekom International Finance BV 1.95% 2021[3]	2,406	2,369
Deutsche Telekom International Finance BV 2.82% 2022[3]	6,794	6,812
Deutsche Telekom International Finance BV 2.485% 2023[3]	13,525	13,362
Vodafone Group PLC 4.375% 2028	15,000	15,655
		102,287
Materials 0.01%
Georgia-Pacific Corp. 2.539% 2019[3]	2,500	2,499
Total corporate bonds & notes		4,418,851
Intermediate Bond Fund of America — Page 8 of 21

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations 10.99% Federal agency mortgage-backed obligations 7.89%	Principal amount (000)	Value (000)
Angel Oak Mortgage Trust, Series 2017-2, Class A1, 2.478% 2047[3,7,9]	$ 6,370	$ 6,355
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.613% 2048[3,7,9]	15,892	16,250
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919% 2048[3,7,9]	4,066	4,090
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A1, 2.577% 2047[3,7,9]	5,197	5,184
Fannie Mae 3.00% 2034[9,10]	111,705	113,345
Fannie Mae 7.00% 2037[9]	72	80
Fannie Mae Pool #AY0554 3.50% 2022[9]	7	7
Fannie Mae Pool #255217 4.50% 2024[9]	22	23
Fannie Mae Pool #AH4407 3.50% 2026[9]	489	503
Fannie Mae Pool #458079 9.105% 2026[9]	12	13
Fannie Mae Pool #MA3159 3.00% 2027[9]	10,202	10,396
Fannie Mae Pool #AW7396 3.50% 2027[9]	55	57
Fannie Mae Pool #MA3250 3.00% 2028[9]	7,229	7,365
Fannie Mae Pool #AX9959 3.50% 2029[9]	595	612
Fannie Mae Pool #BD2402 3.00% 2031[9]	243	246
Fannie Mae Pool #BD5076 3.00% 2032[9]	26,514	26,922
Fannie Mae Pool #MA3090 3.00% 2032[9]	786	798
Fannie Mae Pool #BE3641 3.00% 2032[9]	556	565
Fannie Mae Pool #MA3155 3.00% 2032[9]	218	221
Fannie Mae Pool #BE7150 3.50% 2032[9]	956	985
Fannie Mae Pool #AS8613 3.50% 2032[9]	212	219
Fannie Mae Pool #MA3437 3.00% 2033[9]	3,490	3,543
Fannie Mae Pool #BK7350 3.00% 2033[9]	1,956	1,985
Fannie Mae Pool #BJ9182 3.00% 2033[9]	1,785	1,813
Fannie Mae Pool #BN3184 3.00% 2033[9]	1,548	1,572
Fannie Mae Pool #BK5466 3.00% 2033[9]	1,135	1,152
Fannie Mae Pool #BJ7193 3.00% 2033[9]	992	1,008
Fannie Mae Pool #BK5472 3.00% 2033[9]	982	997
Fannie Mae Pool #BJ5519 3.00% 2033[9]	972	987
Fannie Mae Pool #BJ6963 3.00% 2033[9]	885	898
Fannie Mae Pool #BK5161 3.00% 2033[9]	483	490
Fannie Mae Pool #BK3757 3.00% 2033[9]	424	430
Fannie Mae Pool #BJ4790 3.00% 2033[9]	246	250
Fannie Mae Pool #MA3312 3.00% 2033[9]	78	79
Fannie Mae Pool #BJ6880 3.00% 2033[9]	41	42
Fannie Mae Pool #BM3751 3.50% 2033[9]	80	82
Fannie Mae Pool #MA3463 4.00% 2033[9]	71,339	73,763
Fannie Mae Pool #MA3609 3.00% 2034[9]	32,638	33,128
Fannie Mae Pool #MA3631 3.00% 2034[9]	22,832	23,174
Fannie Mae Pool #BN9162 3.00% 2034[9]	1,862	1,890
Fannie Mae Pool #MA3657 3.00% 2034[9]	1,308	1,328
Fannie Mae Pool #BN3975 3.00% 2034[9]	512	520
Fannie Mae Pool #BN1087 4.00% 2034[9]	45	46
Fannie Mae Pool #AB1084 5.50% 2040[9]	308	332
Fannie Mae Pool #BN0292 3.882% 2048[7,9]	14,057	14,659
Fannie Mae Pool #BN0301 3.969% 2048[7,9]	16,271	17,035
Fannie Mae Pool #BN0374 3.987% 2048[7,9]	11,131	11,660
Fannie Mae Pool #CA3180 4.00% 2048[9]	16,998	17,544
Fannie Mae Pool #BN0874 4.00% 2048[9]	11,999	12,400
Fannie Mae Pool #MA3495 4.00% 2048[9]	11,951	12,384
Fannie Mae Pool #BN0632 4.00% 2048[9]	7,999	8,288
Fannie Mae Pool #MA3536 4.00% 2048[9]	4,000	4,129
Fannie Mae Pool #MA3443 4.00% 2048[9]	3,880	4,022
Fannie Mae Pool #CA2055 4.50% 2048[9]	27,862	29,223
Intermediate Bond Fund of America — Page 9 of 21

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA3496 4.50% 2048[9]	$16,580	$17,321
Fannie Mae Pool #MA3468 4.50% 2048[9]	4,405	4,619
Fannie Mae Pool #CA3099 4.50% 2048[9]	885	927
Fannie Mae Pool #BN0638 4.50% 2048[9]	87	91
Fannie Mae Pool #BK4873 5.00% 2048[9]	4,479	4,732
Fannie Mae Pool #MA3563 4.00% 2049[9]	11,019	11,403
Fannie Mae Pool #BN5230 4.02% 2049[7,9]	24,693	25,901
Fannie Mae Pool #MA3639 4.50% 2049[9]	12,343	12,895
Fannie Mae Pool #MA3593 4.50% 2049[9]	11,274	11,788
Fannie Mae Pool #CA2963 4.50% 2049[9]	5,776	6,034
Fannie Mae Pool #CA3228 4.50% 2049[9]	1,195	1,248
Fannie Mae, Series 2001-4, Class NA, 9.047% 2025[7,9]	3	4
Fannie Mae, Series 2001-4, Class GA, 9.178% 2025[7,9]	9	10
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2029[9]	181	214
Fannie Mae, Series 2001-20, Class D, 11.01% 2031[7,9]	— [11]	— [11]
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[9]	69	80
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[9]	266	311
Fannie Mae, Series 2017-M15, Class A2, Multi Family, 2.959% 2027[7,9]	11,000	11,310
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.081% 2027[7,9]	13,000	13,507
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036[9]	466	429
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 2037[9]	1,227	1,115
Freddie Mac 3.50% 2025[9]	361	374
Freddie Mac 3.50% 2026[9]	2,851	2,947
Freddie Mac 3.50% 2026[9]	1,366	1,413
Freddie Mac 3.50% 2026[9]	556	575
Freddie Mac 3.50% 2026[9]	451	465
Freddie Mac 3.50% 2026[9]	238	246
Freddie Mac 3.50% 2027[9]	62	64
Freddie Mac 3.50% 2028[9]	433	448
Freddie Mac 3.50% 2033[9]	289	299
Freddie Mac Pool #G18655 3.00% 2032[9]	29,750	30,227
Freddie Mac Pool #G18688 3.00% 2033[9]	15,055	15,289
Freddie Mac Pool #760014 3.33% 2045[7,9]	9,316	9,459
Freddie Mac Pool #2B7361 3.922% 2049[7,9]	8,339	8,711
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 2.84% 2023[7,9]	6	6
Freddie Mac, Series T041, Class 3A, 5.422% 2032[7,9]	196	214
Freddie Mac, Series 4582, Class GA, 3.75% 2052[7,9]	55,604	57,310
Freddie Mac, Series K050, Class A2, Multi Family, 3.334% 2025[9]	40,000	42,035
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[7,9]	50,000	53,559
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 2026[9]	20,200	20,303
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[9]	14,275	14,909
Freddie Mac, Series K075, Class A2, Multi Family, 3.65% 2028[7,9]	16,965	18,336
Freddie Mac, Series K077, Class A2, Multi Family, 3.85% 2028[9]	7,400	8,122
Freddie Mac, Series K078, Class A2, Multi Family, 3.854% 2028[9]	3,250	3,566
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[9]	21,415	23,541
Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 2029[9]	15,000	15,938
Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 2029[9]	12,860	13,846
Freddie Mac, Series K726, Class A2, Multi Family, 2.905% 2049[9]	31,580	32,400
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036[9]	1,089	1,002
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[9]	636	588
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[9]	166	145
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 2056[9]	12,116	12,223
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[7,9]	12,328	12,413
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[9]	11,529	11,478
Intermediate Bond Fund of America — Page 10 of 21

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[9]	$14,580	$ 14,822
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[9]	22,412	23,315
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[9]	2,014	2,090
Government National Mortgage Assn. 4.50% 2042[9]	15	16
Government National Mortgage Assn. 5.00% 2048[9]	55,322	58,038
Government National Mortgage Assn. 4.50% 2049[9,10]	23,561	24,504
Government National Mortgage Assn. 4.50% 2049[9]	3,002	3,131
Government National Mortgage Assn. 4.50% 2049[9]	903	943
Government National Mortgage Assn. 5.00% 2049[9]	43,911	46,120
Government National Mortgage Assn. 5.00% 2049[9]	27,497	28,816
Government National Mortgage Assn. 5.00% 2049[9]	26,325	27,640
Government National Mortgage Assn. 5.00% 2049[9,10]	12,813	13,392
Government National Mortgage Assn. Pool #MA5932 4.50% 2049[9]	3,836	4,009
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[9]	77	80
Government National Mortgage Assn. Pool #MA5933 5.00% 2049[9]	24,542	25,828
Government National Mortgage Assn. Pool #MA5878 5.00% 2049[9]	9,440	9,918
Uniform Mortgage-Backed Security 3.00% 2034[9,10]	7,000	7,101
Uniform Mortgage-Backed Security 3.50% 2034[9,10]	19,356	19,877
Uniform Mortgage-Backed Security 3.50% 2034[9,10]	2,031	2,086
Uniform Mortgage-Backed Security 3.50% 2049[9,10]	75,000	76,513
Uniform Mortgage-Backed Security 4.00% 2049[9,10]	51,590	53,247
Uniform Mortgage-Backed Security 4.50% 2049[9,10]	94,618	98,861
		1,551,826
Collateralized mortgage-backed obligations (privately originated) 2.83%
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[3,7,9]	74,129	76,067
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 2049[3,7,9]	31,601	32,244
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[3,7,9]	12,239	12,472
COMM Mortgage Trust, Series 2012, CR5 Class D, 4.321% 2045[3,7,9]	5,000	5,017
Commercial Mortgage Trust, Series 2012-CR3, Class C, 4.584% 2045[3,7,9]	2,714	2,748
Commercial Mortgage Trust, Series 2013 CR7, Class C, 4.064% 2046[3,7,9]	6,479	6,445
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 3.38% 2024[7,9]	8	8
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[9]	123	140
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[9]	105	119
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[9]	173	184
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 2033[9]	379	416
Finance of America Structured Securities Trust, Series 2018-HB1, Class A, 3.375% 2028[3,7,9]	23,335	23,333
Finance of America Structured Securities Trust, Series 2019-HB1, Class M1, 3.396% 2029[3,7,9]	7,177	7,265
Finance of America Structured Securities Trust, Series 2019-HB1, Class M2, 3.676% 2029[3,7,9]	5,161	5,229
Finance of America Structured Securities Trust, Series 2019-HB1, Class M3, 3.813% 2029[3,5,7,9]	5,408	5,459
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[3,5,9]	21,823	22,212
Finance of America Structured Securities Trust, Series 2019-HB1, Class A, 3.279% 2069[3,7,9]	27,293	27,354
Flagstar Mortgage Trust, Series 2018-3INV, Class A3, 4.00% 2048[3,7,9]	19,855	20,456
GFMT Mortgage Acquistion Co., Series 2018-2, Class A42, 4.00% 2058[3,7,9]	24,300	24,624
Homeward Opportunities Fund Trust, Series 2018-1, 3.766% 2048[3,7,9]	17,099	17,467
Homeward Opportunities Fund Trust, Series 2019-1, 3.454% 2058[3,7,9]	2,919	2,958
Mello Warehouse Securitization Trust, Series 2018-W1, Class A, (1-month USD-LIBOR + 0.85%) 3.28% 2051[3,7,9]	29,760	29,816
Mello Warehouse Securitization Trust, Series 2019-1, Class A, 3.251% 2052[3,5,7,9]	44,090	44,090
Mello Warehouse Securitization Trust, Series 2019-1, Class B, 3.451% 2052[3,5,7,9]	3,160	3,160
Mill City Mortgage Trust, Series 2016-1, Class A1, 2.50% 2057[3,7,9]	738	736
Nationstar HECM Loan Trust, Series 2018-1A, Class A, 2.76% 2028[3,9]	9,584	9,575
Nationstar HECM Loan Trust, Series 2018-2, Class A, 3.188% 2028[3,7,9]	5,150	5,158
Nationstar HECM Loan Trust, Series 2018-1A, Class M1, 3.238% 2028[3,7,9]	14,325	14,369
Intermediate Bond Fund of America — Page 11 of 21

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Nationstar HECM Loan Trust, Series 2018-3A, Class A, 3.555% 2028[3,7,9]	$31,074	$ 31,159
Reverse Mortgage Investment Trust, Series 2018-1, Class A, 3.436% 2028[3,7,9]	13,607	13,621
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[3,7,9]	29,860	30,793
Starwood Mortgage Residential Trust, Series 2018-IMC1, Class A1, 3.793% 2048[3,7,9]	28,673	29,186
Starwood Mortgage Residential Trust, Series 2019-IMC1, Class A1, 3.468% 2049[3,7,9]	26,960	27,294
Towd Point Mortgage Trust, Series 2015-2, Class 2A11, 3.00% 2057[3,7,9]	2,289	2,293
Towd Point Mortgage Trust, Series 2017-5, Class A1, 3.03% 2057[3,7,9]	18,360	18,344
Towd Point Mortgage Trust, Series 2019-SJ1, Class A1, 3.75% 2058[3,7,9]	4,646	4,696
		556,507
Commercial mortgage-backed securities 0.27%
Citigroup Commercial Mortgage Trust, Series 2014-CG21, Class AS, 4.026% 2047[9]	1,210	1,276
Citigroup Commercial Mortgage Trust, Series 2014-CG19, Class B, 4.805% 2047[7,9]	2,800	3,007
Commercial Mortgage Trust, Series 2014-UBS2, Class AM, 4.048% 2047[9]	6,900	7,177
Commercial Mortgage Trust, Series 2014-CR19, Class C, 4.87% 2047[7,9]	2,090	2,198
DBUBS Mortgage Trust, Series 2011-LC3A, Class B, 5.511% 2044[3,7,9]	3,500	3,683
GS Mortgage Securities Corp. II, Series 2011-GC3, Class D, 5.637% 2044[3,7,9]	7,800	8,137
GS Mortgage Securities Corp., Series 2013-GC14, Class D, 4.749% 2046[3,7,9]	2,500	2,540
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class D, 4.697% 2047[3,7,9]	6,200	6,251
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 2048[9]	8,000	8,322
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 2046[7,9]	3,032	3,099
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class C, 4.254% 2046[7,9]	900	921
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class D, 4.37% 2046[3,7,9]	6,900	6,657
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class C, 4.815% 2045[7,9]	200	204
		53,472
Total mortgage-backed obligations		2,161,805
Asset-backed obligations 6.72%
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 2021[3,9]	10,000	9,997
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[3,9]	10,000	9,992
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 2021[3,9]	9,180	9,199
Aesop Funding LLC, Series 2016-1A, Class A, 2.99% 2022[3,9]	8,020	8,092
American Express Credit Account Master Trust, Series 2018-1, Class A, 2.67% 2022[9]	500	501
American Express Credit Account Master Trust, Series 2019-2, Class A, 2.67% 2024[9]	70,000	70,925
American Express Credit Account Master Trust, Series 2019-1, Class A, 2.87% 2024[9]	12,220	12,468
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class C, 2.73% 2021[9]	615	615
Angel Oak Capital Advisors LLC, CLO, Series 2013-9A, Class A1R, (3-month USD-LIBOR + 1.01%) 3.602% 2025[3,7,9]	4,556	4,558
Avant Loans Funding Trust, Series 2018-B, Class B, 4.11% 2022[3,9]	5,600	5,661
California Republic Auto Receivables Trust, Series 2015-1, Class A4, 1.82% 2020[9]	77	77
CarMaxAuto Owner Trust, Series 2018-3, Class A2A, 2.88% 2021[9]	29,318	29,376
CarMaxAuto Owner Trust, Series 2019-2, Class A2A, 2.69% 2022[9]	1,905	1,915
CarMaxAuto Owner Trust, Series 2019-2, Class A3, 2.68% 2024[9]	2,440	2,474
CarMaxAuto Owner Trust, Series 2019-2, Class A4, 2.77% 2024[9]	1,740	1,779
Chase Issuance Trust, Series 2016-A5, Class A5, 1.27% 2021[9]	92,775	92,646
Chase Issuance Trust, Series 2016-A2, Class A, 1.37% 2021[9]	10,890	10,886
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.75% 2021[9]	3,893	3,879
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15% 2021[9]	3,500	3,498
Cloud Pass-Through Trust, Series 19-1A, Class CLOU, 3.554% 2022[3,7,9]	56,432	57,069
CPS Auto Receivables Trust, Series 2018-A, Class A, 2.16% 2021[3,9]	3,490	3,487
CPS Auto Receivables Trust, Series 2017-B, Class B, 2.33% 2021[3,9]	1,437	1,435
CPS Auto Receivables Trust, Series 2018-B, Class A, 2.72% 2021[3,9]	1,470	1,470
CPS Auto Receivables Trust, Series 2018-C, Class A, 2.87% 2021[3,9]	10,470	10,473
Intermediate Bond Fund of America — Page 12 of 21

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CPS Auto Receivables Trust, Series 2019-B, Class A, 2.89% 2022[3,9]	$ 4,385	$ 4,390
CPS Auto Receivables Trust, Series 2017-B, Class C, 2.92% 2022[3,9]	357	357
CPS Auto Receivables Trust, Series 2017-D, Class C, 3.01% 2022[3,9]	11,050	11,074
CPS Auto Receivables Trust, Series 2018-D, Class A, 3.06% 2022[3,9]	7,172	7,189
CPS Auto Receivables Trust, Series 2018-D, Class B, 3.61% 2022[3,9]	10,725	10,871
CPS Auto Receivables Trust, Series 2017-C, Class C, 2.86% 2023[3,9]	155	155
CPS Auto Receivables Trust, Series 2018-A, Class C, 3.05% 2023[3,9]	520	522
CPS Auto Receivables Trust, Series 2019-B, Class B, 3.09% 2023[3,9]	4,500	4,540
CPS Auto Receivables Trust, Series 2018-A, Class D, 3.66% 2023[3,9]	6,300	6,398
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[3,9]	1,667	1,687
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[9]	9,315	9,312
Discover Card Execution Note Trust, Series 2019-A14, Class A1, 3.04% 2024[9]	12,900	13,178
Drive Auto Receivables Trust, Series 2018-4, Class A2A, 2.86% 2020[9]	8	8
Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.02% 2021[3,9]	3,217	3,219
Drive Auto Receivables Trust, Series 2018-4, Class A3, 3.15% 2021[9]	3,475	3,477
Drive Auto Receivables Trust, Series 2017-1, Class C, 2.84% 2022[9]	4,772	4,774
Drive Auto Receivables Trust, Series 2019-2, Class A2A, 2.93% 2022[9]	7,145	7,157
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 2022[3,9]	4,540	4,543
Drive Auto Receivables Trust, Series 2017-2, Class C, 2.75% 2023[9]	7,115	7,115
Drive Auto Receivables Trust, Series 2019-2, Class B, 3.17% 2023[9]	6,740	6,823
Drive Auto Receivables Trust, Series 2018-1, Class C, 3.22% 2023[9]	2,240	2,247
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[9]	8,750	8,900
Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78% 2025[9]	21,500	22,001
Drivetime Auto Owner Trust, Series 2017-3A, Class B, 2.40% 2021[3,9]	2,457	2,456
Drivetime Auto Owner Trust, Series 2018-1A, Class A, 2.59% 2021[3,9]	2,669	2,669
Drivetime Auto Owner Trust, Series 2018-2, Class A, 2.84% 2021[3,9]	9,461	9,462
Drivetime Auto Owner Trust, Series 2017-1A, Class C, 2.70% 2022[3,9]	2,115	2,114
Drivetime Auto Owner Trust, Series 2019-2A, Class A, 2.85% 2022[3,9]	24,660	24,705
Drivetime Auto Owner Trust, Series 2018-1A, Class B, 3.04% 2022[3,9]	2,750	2,753
Drivetime Auto Owner Trust, Series 2018-3A, Class A, 3.26% 2022[3,9]	20,479	20,548
Drivetime Auto Owner Trust, Series 2018-3A, Class B, 3.56% 2022[3,9]	170	172
Drivetime Auto Owner Trust, Series 2017-4A, Class C, 2.86% 2023[3,9]	8,961	8,962
Drivetime Auto Owner Trust, Series 2019-2A, Class B, 2.99% 2023[3,9]	12,140	12,217
Drivetime Auto Owner Trust, Series 2017-3A, Class C, 3.01% 2023[3,9]	415	415
Drivetime Auto Owner Trust, Series 2018-1A, Class C, 3.47% 2023[3,9]	9,208	9,282
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[3,9]	6,890	6,957
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[3,9]	1,795	1,791
Exeter Automobile Receivables Trust, Series 2017-3A, Class A, 2.05% 2021[3,9]	1,351	1,349
Exeter Automobile Receivables Trust, Series 2018-1A, Class A, 2.21% 2021[3,9]	1,371	1,371
Exeter Automobile Receivables Trust, Series 2018-2A, Class A, 2.79% 2021[3,9]	1,946	1,947
Exeter Automobile Receivables Trust, Series 2017-1A, Class B, 3.00% 2021[3,9]	159	160
Exeter Automobile Receivables Trust, Series 2018-4A, Class A, 3.05% 2021[3,9]	19,748	19,766
Exeter Automobile Receivables Trust, Series 2016-1A, Class C, 5.52% 2021[3,9]	2,237	2,255
Exeter Automobile Receivables Trust, Series 2018-1A, Class B, 2.75% 2022[3,9]	425	425
Exeter Automobile Receivables Trust, Series 2019-2A, Class A, 2.93% 2022[3,9]	26,289	26,320
Exeter Automobile Receivables Trust, Series 2016-3A, Class C, 4.22% 2022[3,9]	2,825	2,867
Exeter Automobile Receivables Trust, Series 2019-2, Class B, 3.06% 2023[3,9]	10,100	10,184
Exeter Automobile Receivables Trust, Series 2018-2A, Class C, 3.69% 2023[3,9]	17,950	18,158
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[3,9]	7,690	7,789
First Investors Auto Owner Trust, Series 2017-2, Class A1, 1.86% 2021[3,9]	1,407	1,405
First Investors Auto Owner Trust, Series 2017-3, Class A1, 2.00% 2022[3,9]	933	931
First Investors Auto Owner Trust, Series 2019-1A, Class A, 2.89% 2024[3,9]	11,467	11,535
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12% 2026[3,9]	42,650	42,527
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[3,9]	47,255	49,253
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[3,9]	15,000	15,559
Intermediate Bond Fund of America — Page 13 of 21

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[3,9]	$26,725	$27,342
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.55% 2021[9]	10,000	9,987
GM Financial Automobile Leasing Trust, Series 2019-2, Class A4, 2.72% 2023[9]	7,896	7,974
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class B, 2.87% 2024[9]	2,725	2,769
GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class C, 3.07% 2024[9]	5,715	5,808
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[3,7,9]	15,087	15,171
Mercedes-Benz Auto Receivables Trust, Series 2018-1, Class A2A, 2.71% 2021[9]	28,827	28,847
OneMain Direct Auto Receivables Trust, Series 2018-1, Class A, 3.43% 2024[3,9]	17,500	17,790
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA6, 5.68% 2037[9]	699	707
Option One Mortgage Loan Trust, Series 2007-FXD2, Class IIA3, 5.715% 2037[9]	1,991	2,015
Palmer Square Loan Funding, CLO, Series 2019-1A, Class A1, (3-month USD-LIBOR + 1.05%) 2.712% 2027[3,7,9]	60,000	60,040
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 3.551% 2027[3,7,9]	20,255	20,275
Santander Drive Auto Receivables Trust, Series 2017-1, Class B, 2.10% 2021[9]	1,198	1,197
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[9]	3,982	3,983
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 2021[9]	849	849
Santander Drive Auto Receivables Trust, Series 2018-4, Class A2A, 3.07% 2021[9]	6,755	6,754
Santander Drive Auto Receivables Trust, Series 2014-5, Class D, 3.21% 2021[9]	468	468
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46% 2022[9]	6,735	6,731
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 2022[9]	3,185	3,182
Santander Drive Auto Receivables Trust, Series 2017-2, Class C, 2.79% 2022[9]	2,390	2,391
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[9]	8,366	8,372
Santander Drive Auto Receivables Trust, Series 2019-2, Class B, 3.18% 2024[9]	7,315	7,365
Santander Retail Auto Lease Trust, Series 2019-A, Class A2A, 2.72% 2022[3,9]	3,800	3,822
Santander Retail Auto Lease Trust, Series 2019-A, Class 4, 2.82% 2023[3,9]	3,900	3,944
SLM Private Credit Student Loan Trust, Series 2008-3, Class A3, (3-month USD-LIBOR + 1.00%) 3.58% 2021[7,9]	149	149
SLM Private Credit Student Loan Trust, Series 2008-2, Class A3, (3-month USD-LIBOR + 0.75%) 3.33% 2023[7,9]	3,696	3,646
SLM Private Credit Student Loan Trust, Series 2008-7, Class A4, (3-month USD-LIBOR + 0.90%) 3.48% 2023[7,9]	5,011	4,994
SLM Private Credit Student Loan Trust, Series 2008-6, Class A4, (3-month USD-LIBOR + 1.10%) 3.68% 2023[7,9]	4,002	3,979
SLM Private Credit Student Loan Trust, Series 2008-9, Class A, (3-month USD-LIBOR + 1.50%) 4.08% 2023[7,9]	2,838	2,867
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 2.83% 2025[7,9]	5,974	5,803
Symphony Ltd., CLO, Series 2013-12A, Class AR, (3-month USD-LIBOR + 1.03%) 3.627% 2025[3,7,9]	24,445	24,447
Synchrony Credit Card Master Note Trust, Series 2018-A1, Class A1, 3.38% 2024[9]	9,840	10,088
Synchrony Credit Card Master Note Trust, Series 2019-1, Class A, 2.95% 2025[9]	42,923	43,803
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[3,9]	2,993	3,020
Toyota Auto Receivables Owner Trust, Series 2019-B, Class A2A, 2.59% 2022[9]	40,000	40,100
Toyota Auto Receivables Owner Trust, Series 2019-B, Class A3, 2.57% 2023[9]	49,730	50,170
Westlake Automobile Receivables Trust, Series 2018-1A, Class A2A, 2.24% 2020[3,9]	1,645	1,644
Westlake Automobile Receivables Trust, Series 2018-2A, Class A2A, 2.84% 2021[3,9]	3,913	3,914
Westlake Automobile Receivables Trust, Series 2017-2A, Class C, 2.59% 2022[3,9]	9,565	9,553
Westlake Automobile Receivables Trust, Series 2018-3A, Class A2A, 2.98% 2022[3,9]	10,686	10,708
Westlake Automobile Receivables Trust, Series 2018-1A, Class C, 2.92% 2023[3,9]	2,225	2,230
Westlake Automobile Receivables Trust, Series 2018-2A, Class C, 3.50% 2024[3,9]	180	182
World Financial Network Credit Card Master Note Trust, Series 2016-C, Class A, 1.72% 2023[9]	675	673
World Financial Network Credit Card Master Note Trust, Series 2017-B, Class A, 1.98% 2023[9]	5,445	5,444
World Financial Network Credit Card Master Note Trust, Series 2012-D, Class A, 2.15% 2023[9]	4,695	4,693
Intermediate Bond Fund of America — Page 14 of 21

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
World Financial Network Credit Card Master Note Trust, Series 2019-A, Class A, 3.14% 2025[9]	$11,000	$ 11,245
World Financial Network Credit Card Master Note Trust, Series 2018-B, Class A, 3.46% 2025[9]	18,800	19,282
		1,321,130
Bonds & notes of governments & government agencies outside the U.S. 4.43%
Asian Development Bank 2.75% 2023	21,359	21,943
Belgium (Kingdom of) 1.125% 2019[3]	30,900	30,835
Caisse d’Amortissement de la Dette Sociale 3.375% 2024[3]	9,090	9,610
European Bank for Reconstruction & Development 1.125% 2020	30,000	29,653
European Investment Bank 1.25% 2019	21,430	21,300
European Investment Bank 1.375% 2021	26,667	26,291
European Investment Bank 2.00% 2022	11,000	11,002
European Investment Bank 2.25% 2022	15,020	15,120
European Stability Mechanism 2.125% 2022[3]	58,322	58,553
Export Development Canada 2.50% 2023	24,000	24,401
Inter-American Development Bank 1.25% 2021	40,000	39,411
International Bank for Reconstruction and Development 1.125% 2019	18,000	17,888
International Bank for Reconstruction and Development 1.375% 2021	40,000	39,473
International Bank for Reconstruction and Development 1.625% 2021	19,500	19,370
Japan Bank for International Cooperation 2.125% 2020	32,200	32,138
Japan Bank for International Cooperation 2.125% 2020	12,700	12,685
Japan Bank for International Cooperation 2.125% 2020	12,500	12,473
Japan Bank for International Cooperation (3-month USD-LIBOR + 0.48%) 3.106% 2020[7]	16,552	16,619
Japan Bank for International Cooperation 3.125% 2021	38,336	39,171
Japan Bank for International Cooperation 2.50% 2024	12,280	12,409
Japan Finance Organization for Municipalities 2.625% 2022[3]	13,000	13,128
KfW 2.125% 2022	16,655	16,664
KfW 2.375% 2022	15,000	15,133
Landwirtschaftliche Rentenbank 2.00% 2021	28,040	28,035
Lithuania (Republic of) 7.375% 2020	15,000	15,487
Lithuania (Republic of) 6.625% 2022[3]	23,244	25,563
Oesterreichische Kontrollbank AG 1.75% 2020	17,435	17,368
Poland (Republic of) 6.375% 2019	2,825	2,838
Poland (Republic of) 3.00% 2023	10,000	10,149
Poland (Republic of) 4.00% 2024	9,215	9,741
Poland (Republic of) 3.25% 2026	945	970
Portuguese Republic 5.125% 2024	36,500	40,341
Qatar (State of) 3.875% 2023[3]	23,475	24,399
Qatar (State of) 3.375% 2024[3]	19,856	20,338
Quebec (Province of) 2.375% 2022	18,999	19,146
Saudi Arabia (Kingdom of) 2.875% 2023[3]	11,645	11,634
Saudi Arabia (Kingdom of) 2.875% 2023	9,800	9,791
Saudi Arabia (Kingdom of) 4.00% 2025[3]	21,820	22,789
Saudi Arabia (Kingdom of) 4.00% 2025	9,800	10,235
Sweden (Kingdom of) 1.25% 2021[3]	40,000	39,317
Sweden (Kingdom of) 2.375% 2023[3]	12,135	12,283
Swedish Export Credit Corp. 1.75% 2020	11,000	10,939
United Mexican States 4.15% 2027	4,762	4,864
		871,497
Municipals 0.02% Washington 0.02%
Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2012-E, 2.197% 2019	4,135	4,134
Total bonds, notes & other debt instruments (cost: $18,031,985,000)		18,307,708
Intermediate Bond Fund of America — Page 15 of 21

unaudited
Preferred securities 0.01% Financials 0.01%	Shares	Value (000)
CoBank, ACB, Class E, noncumulative[3]	4,000	$ 2,670
Total preferred securities (cost: $3,985,000)		2,670
Short-term securities 7.92% Money market investments 7.92%
Capital Group Central Cash Fund	15,573,112	1,557,311
Total short-term securities (cost: $1,557,168,000)		1,557,311
Total investment securities 101.02% (cost: $19,593,138,000)		19,867,689
Other assets less liabilities (1.02)%		(200,943)
Net assets 100.00%		$19,666,746
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[12] (000)	Value at 5/31/2019[13] (000)	Unrealized appreciation (depreciation) at 5/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	28,328	October 2019	$5,665,600	$6,081,225	$ 28,952
5 Year U.S. Treasury Note Futures	Long	39,419	October 2019	3,941,900	4,626,497	41,959
10 Year U.S. Treasury Note Futures	Long	2,989	September 2019	298,900	378,856	5,725
10 Year Ultra U.S. Treasury Note Futures	Short	6,703	September 2019	(670,300)	(915,273)	(18,125)
30 Year Ultra U.S. Treasury Bond Futures	Short	1,930	September 2019	(193,000)	(339,258)	(11,976)
						$46,535
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 5/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 5/31/2019 (000)
3-month USD-LIBOR	2.806%	8/29/2020	$ 76,300	$ (592)	$ —	$ (592)
2.3995%	U.S. EFFR	1/11/2021	171,830	1,555	—	1,555
2.4035%	U.S. EFFR	1/11/2021	128,170	1,168	—	1,168
2.3755%	U.S. EFFR	2/6/2021	456,000	4,263	—	4,263
2.37%	U.S. EFFR	3/8/2021	152,000	1,511	—	1,511
3-month USD-LIBOR	2.357%	3/28/2021	48,000	(285)	—	(285)
3-month USD-LIBOR	2.317%	3/29/2021	24,000	(125)	—	(125)
3-month USD-LIBOR	2.348%	4/1/2021	929,000	(5,365)	—	(5,365)
2.197%	U.S. EFFR	4/15/2021	624,000	4,791	—	4,791
3-month USD-LIBOR	2.474%	4/24/2021	212,000	(1,809)	—	(1,809)
2.029%	U.S. EFFR	5/16/2021	75,000	380	—	380
3-month USD-LIBOR	2.2255%	3/29/2022	22,000	(182)	—	(182)
3-month USD-LIBOR	2.362%	4/11/2022	19,000	(230)	—	(230)
3-month USD-LIBOR	2.8755%	7/3/2023	498,644	(18,827)	—	(18,827)
U.S. EFFR	2.508%	7/3/2023	660,645	(21,812)	—	(21,812)
U.S. EFFR	2.45375%	12/20/2023	196,014	(6,617)	—	(6,617)
2.21875%	U.S. EFFR	3/14/2024	190,000	4,630	—	4,630
3-month USD-LIBOR	2.371%	4/5/2024	31,000	(634)	—	(634)
Intermediate Bond Fund of America — Page 16 of 21

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 5/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 5/31/2019 (000)
3-month USD-LIBOR	2.32658%	5/2/2024	$460,700	$ (8,564)	$ —	$ (8,564)
3-month USD-LIBOR	2.37625%	3/28/2029	75,000	(1,925)	—	(1,925)
3-month USD-LIBOR	2.482%	7/3/2037	35,000	(1,182)	—	(1,182)
3-month USD-LIBOR	2.556%	11/3/2037	38,000	(1,714)	—	(1,714)
3-month USD-LIBOR	3.238%	8/8/2044	15,000	(2,781)	—	(2,781)
3-month USD-LIBOR	2.7045%	1/2/2045	41,000	(3,311)	—	(3,311)
3-month USD-LIBOR	2.454%	1/15/2045	24,000	(736)	—	(736)
3-month USD-LIBOR	2.58245%	11/5/2045	120,000	(6,885)	—	(6,885)
3-month USD-LIBOR	2.6485%	11/16/2045	13,050	(927)	—	(927)
3-month USD-LIBOR	2.52822%	11/23/2045	17,800	(826)	—	(826)
3-month USD-LIBOR	2.59125%	12/16/2045	36,000	(2,139)	—	(2,139)
U.S. EFFR	2.166%	10/23/2047	20,000	(568)	—	(568)
U.S. EFFR	2.172%	11/8/2047	50,000	(1,486)	—	(1,486)
U.S. EFFR	2.145%	11/9/2047	61,400	(1,463)	—	(1,463)
U.S. EFFR	2.155%	11/10/2047	34,550	(898)	—	(898)
U.S. EFFR	2.153%	11/10/2047	61,500	(1,572)	—	(1,572)
U.S. EFFR	2.17%	11/13/2047	62,550	(1,831)	—	(1,831)
U.S. EFFR	2.5635%	2/12/2048	105,651	(12,231)	—	(12,231)
2.98%	3-month USD-LIBOR	3/15/2048	6,500	957	—	957
2.9625%	3-month USD-LIBOR	3/15/2048	6,500	933	—	933
U.S. EFFR	2.4615%	3/15/2048	6,500	(608)	—	(608)
U.S. EFFR	2.485%	3/15/2048	6,500	(642)	—	(642)
2.917%	3-month USD-LIBOR	3/16/2048	13,000	1,736	—	1,736
U.S. EFFR	2.425%	3/16/2048	13,000	(1,112)	—	(1,112)
U.S. EFFR	2.42875%	4/18/2048	32,000	(2,771)	—	(2,771)
					$—	$(90,726)
Intermediate Bond Fund of America — Page 17 of 21

unaudited
Swap contracts  (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 5/31/2019 (000)	Upfront payments (000)	Unrealized appreciation at 5/31/2019 (000)
CDX.NA.IG.32	1.00%/Quarterly	6/20/2024	$650,000	$(9,118)	$(10,623)	$1,506
[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $146,895,000, which represented .75% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,140,778,000, which represented 15.97% of the net assets of the fund.
[4]	Step bond; coupon rate may change at a later date.
[5]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $75,823,000, which represented .39% of the net assets of the fund.
[6]	Value determined using significant unobservable inputs.
[7]	Coupon rate may change periodically.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[10]	Purchased on a TBA basis.
[11]	Amount less than one thousand.
[12]	Notional amount is calculated based on the number of contracts and notional contract size.
[13]	Value is calculated based on the notional amount and current market price.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Intermediate Bond Fund of America — Page 18 of 21

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”) is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $9,854,613,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $4,412,558,000 and $679,167,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Intermediate Bond Fund of America — Page 19 of 21

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2019 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$ —	$ 9,530,291	$ —	$ 9,530,291
Corporate bonds & notes	—	4,417,949	902	4,418,851
Mortgage-backed obligations	—	2,161,805	—	2,161,805
Asset-backed obligations	—	1,321,130	—	1,321,130
Bonds & notes of governments & government agencies outside the U.S.	—	871,497	—	871,497
Municipals	—	4,134	—	4,134
Preferred securities	—	2,670	—	2,670
Short-term securities	1,557,311	—	—	1,557,311
Total	$1,557,311	$18,309,476	$902	$19,867,689
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$ 76,636	$ —	$ —	$ 76,636
Unrealized appreciation on interest rate swaps	—	21,924	—	21,924
Unrealized appreciation on credit default swaps	—	1,506	—	1,506
Liabilities:
Unrealized depreciation on futures contracts	(30,101)	—	—	(30,101)
Unrealized depreciation on interest rate swaps	—	(112,650)	—	(112,650)
Total	$46,535	$ (89,220)	$—	$(42,685)
*	Futures contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

Key to abbreviations and symbol
CLO = Collateralized Loan Obligations
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
Rev. = Revenue
TBA = To-be-announced
USD/$ = U.S. dollars
Intermediate Bond Fund of America — Page 20 of 21

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2019 Capital Group. All rights reserved.
MFGEFPX-023-0719O-S73108	Intermediate Bond Fund of America — Page 21 of 21